N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Pruco Life Flexible Premium Variable Annuity Account
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Apr. 04, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1) 1.45%(2)	1.30%(1) 1.45%(2)
	Investment options (Portfolio fees and expenses)	0.57%	0.57%
	Optional benefits available for an additional charge	None	None
(for a single optional benefit, if elected)
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
(2) Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$3,406	$3,406
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits* · No sales charges · No additional Purchase Payments, transfers or withdrawals	· Investment of $100,000
·         5% annual appreciation
·         Most expensive combination of optional benefits and Portfolio fees and expenses
·         No sales charges
· No additional Purchase Payments, transfers or withdrawals
*The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	None.
Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1) 1.45%(2)	1.30%(1) 1.45%(2)
	Investment options (Portfolio fees and expenses)	0.57%	0.57%
	Optional benefits available for an additional charge	None	None
(for a single optional benefit, if elected)
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
(2) Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$3,406	$3,406
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits* · No sales charges · No additional Purchase Payments, transfers or withdrawals	· Investment of $100,000
·         5% annual appreciation
·         Most expensive combination of optional benefits and Portfolio fees and expenses
·         No sales charges
· No additional Purchase Payments, transfers or withdrawals
*The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.45%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.45%
Base Contract (N-4) Footnotes [Text Block]	(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.(2) Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.
Investment Options (of Other Amount) Minimum [Percent]	0.57%
Investment Options (of Other Amount) Maximum [Percent]	0.57%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest and Highest Annual Cost [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1) 1.45%(2)	1.30%(1) 1.45%(2)
	Investment options (Portfolio fees and expenses)	0.57%	0.57%
	Optional benefits available for an additional charge	None	None
(for a single optional benefit, if elected)
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
(2) Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$3,406	$3,406
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits* · No sales charges · No additional Purchase Payments, transfers or withdrawals	· Investment of $100,000
·         5% annual appreciation
·         Most expensive combination of optional benefits and Portfolio fees and expenses
·         No sales charges
· No additional Purchase Payments, transfers or withdrawals
*The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Lowest Annual Cost [Dollars]	$ 3,406
Highest Annual Cost [Dollars]	$ 3,406
Lowest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000
·         5% annual appreciation
·         Least expensive Portfolio fees and expenses
·         No optional benefits*
·         No sales charges
· No additional Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000
·         5% annual appreciation
·         Most expensive combination of optional benefits and Portfolio fees and expenses
·         No sales charges
· No additional Purchase Payments, transfers or withdrawals
Risks [Table Text Block]

Risks
Risk of Loss	You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the "Risk Factors" section of this prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the "Risk Factors" section of this prospectus.

Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.
For more information on the risks associated with investment options, please refer to the "Risk Factors" section of this prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the "Risk Factors" section of this prospectus.
Restrictions
Investments
Pruco Life reserves the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Participation Rates, Step Rates and Buffers at any time. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.

For more information on investment and transfer restrictions, please refer to "Appendix A", "Index Strategies" and the "Financial Professional Permission To Forward Transactions" sections of this prospectus.

Benefit
The built-in Benefit associated with the Annuity is an Index-linked variable income benefit and is available for an additional charge. The benefit allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).

For more information on the benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59 ½.

For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Conflicts of Interest
Investment Professional Compensation
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.

For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.

Investment Restrictions [Text Block]
Pruco Life reserves the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Participation Rates, Step Rates and Buffers at any time. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to "Appendix A", "Index Strategies" and the "Financial Professional Permission To Forward Transactions" sections of this prospectus.
Optional Benefit Restrictions [Text Block]	The built-in Benefit associated with the Annuity is an Index-linked variable income benefit and is available for an additional charge. The benefit allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).For more information on the benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59 ½.For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the "Fees, Charges and Deductions" section.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)(1)	7.00%
Transfer Fee	None

(1)	Withdrawal Charges in subsequent years*
	Annuity Year	Percentage Applied Against Account Value being Withdrawn
	Annuity Year 1	7.0%
	Annuity Year 2	7.0%
	Annuity Year 3	6.0%
	Annuity Year 4	5.0%
	Annuity Year 5	4.0%
	Annuity Year 6	3.0%
	Annuity Year 7 or later	0.0%
*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.
The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	1.30%(1)	1.30%(1)
	1.45%(2)	1.45%(2)
(1)
Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

(2)
Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.

The next item shows the maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Annuity. More information about the Portfolio, including its annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	Maximum
0.57%
Example
This Example is intended to help you compare the cost of investing in the Annuity with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Annuity Expenses, and Annual Portfolio Expenses.
The Example assumes that you invest $100,000 in the annuity contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

Transaction Expenses [Table Text Block]

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)(1)	7.00%
Transfer Fee	None

(1)	Withdrawal Charges in subsequent years*
	Annuity Year	Percentage Applied Against Account Value being Withdrawn
	Annuity Year 1	7.0%
	Annuity Year 2	7.0%
	Annuity Year 3	6.0%
	Annuity Year 4	5.0%
	Annuity Year 5	4.0%
	Annuity Year 6	3.0%
	Annuity Year 7 or later	0.0%
*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	1.30%(1)	1.30%(1)
	1.45%(2)	1.45%(2)
(1)
Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

(2)
Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense (of Other Amount), Maximum [Percent]	1.45%
Base Contract Expense (of Other Amount), Current [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.Index Linked Variable Income Benefit charge. A percentage of the Account Value. The Benefit is included upon issuance of the Contract. The Benefit may be cancelled after three years. If it is cancelled the Benefit charge will no longer apply.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	Maximum
0.57%

Portfolio Company Expenses Maximum [Percent]	0.57%
Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,515
Surrender Expense, 1 Year, Minimum [Dollars]	10,515
Surrender Expense, 3 Years, Maximum [Dollars]	16,662
Surrender Expense, 3 Years, Minimum [Dollars]	16,662
Surrender Expense, 5 Years, Maximum [Dollars]	21,888
Surrender Expense, 5 Years, Minimum [Dollars]	21,888
Surrender Expense, 10 Years, Maximum [Dollars]	36,542
Surrender Expense, 10 Years, Minimum [Dollars]	$ 36,542
Annuitize Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,406
Annuitized Expense, 1 Year, Minimum [Dollars]	3,406
Annuitized Expense, 3 Years, Maximum [Dollars]	10,379
Annuitized Expense, 3 Years, Minimum [Dollars]	10,379
Annuitized Expense, 5 Years, Maximum [Dollars]	17,569
Annuitized Expense, 5 Years, Minimum [Dollars]	17,569
Annuitized Expense, 10 Years, Maximum [Dollars]	36,542
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 36,542
No Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$10,515	$16,662	$21,888	$36,542
If you annuitize your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542
If you do not surrender your annuity at the end of the applicable time period:	$3,406	$10,379	$17,569	$36,542

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,406
No Surrender Expense, 1 Year, Minimum [Dollars]	3,406
No Surrender Expense, 3 Years, Maximum [Dollars]	10,379
No Surrender Expense, 3 Years, Minimum [Dollars]	10,379
No Surrender Expense, 5 Years, Maximum [Dollars]	17,569
No Surrender Expense, 5 Years, Minimum [Dollars]	17,569
No Surrender Expense, 10 Years, Maximum [Dollars]	36,542
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 36,542
Item 5. Principal Risks [Table Text Block]
RISK FACTORS
Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-account, which invests in the Portfolio. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity. You should look to the financial strength of Pruco Life for its claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of the creditors of Pruco Life and the benefits provided under the Index Strategies are subject to the claims paying ability of Pruco Life. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax adviser for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Benefit Risks. The Benefit is automatically included in your Contract for an additional charge, but you cannot remove it until the Waiting Period has elapsed. If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages. Additionally, if you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.
On the Income Effective Date, we base your initial income payment under the Benefit on the Income Percentage you receive at issue increased by the Income Deferral Credit and your Account Value. Decreases in Account Value due to negative Index performance, deductions for Insurance charges and expenses, withdrawals and Benefit charges prior to the Income Effective Date will decrease the initial income payment amount available to you.
After the Income Effective Date, your Annual Income Amount can increase or decrease based on the Index Credits associated with your chosen Index Strategies. We base Income Withdrawals on the lifetime of a Protected Life or Joint Protected Lives designated at issue. If you change Owners or Beneficiary(s), we may terminate the Benefit prematurely.
Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date. The Benefit Terms (Income Percentages, Income Deferral Rates, Waiting Period, and Benefit charge) for your Annuity are stated in the Index Linked Variable Income Benefit Supplement that is in effect on the date you sign your application. We send you a copy of the Index Linked Variable Income Benefit Supplement when we issue the Annuity. We cannot change these Benefit Terms for your Annuity once they are established. We publish any changes to the Benefit Terms for new purchasers in an amended Index Linked Variable Income Benefit Supplement at least seven calendar days before they take effect on our website at www.prudential.com/fgi-rate-supplement. You can contact us to receive the Index Linked Variable Income Benefit Supplement applicable to your Annuity by calling our Service Center at the toll-free telephone number provided in this prospectus.
Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose except for any 100% Buffer Index Strategy where there is no risk of loss to you, should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, transfers, Income Withdrawals, Excess Income, annuitization, Benefit charges and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals, partial transfers, and Benefit charges before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw, transfer a portion out of, or we process a Benefit charge from Account Value allocated to an Index Strategy, the withdrawal, transfer, or Benefit charge will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal, transfer, or Benefit charge even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.
Risks Associated with a Performance Lock.
If a Performance Lock is executed:
• You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.
• You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.
• We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.
• If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.
• We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE ANNUITY
The following table summarizes information about the benefits available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Index Linked Variable Income Benefit
The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value.
		Standard	1.45% (of the Account Value on the Index Anniversary Date)
If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.
If you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.

Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.
INDEX LINKED VARIABLE INCOME BENEFIT
The built-in Benefit associated with the Annuity is an Index-linked variable income benefit, which allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit has three distinct stages, the Savings Stage, Income Stage and Insured Income Stage. During the Savings Stage the Annuity offers a Variable Sub-account and Index Strategies as opportunities for growth or loss, with levels of downside protection available when allocating to the Index Strategies. Under the Benefit, initial income payments are based on Account Value at the end of the Savings Stage which will, in part, reflect performance from investment in the Variable Sub-account and Index Strategies. During the Income Stage it provides lifetime income with potential for increases in income and some downside protection.
You must remain in the Savings Stage for a minimum time period known as the Waiting Period. The Waiting Period is disclosed in the current Index Linked Variable Income Benefit Supplement.
Only upon an Index Anniversary Date following the Waiting Period can you elect to begin your Income Stage, thus establishing the Income Effective Date. The election form to start Income will be part of your Reallocation Notice and follows the timing rules of the annual Reallocation Notice. During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies are available so you may have to reallocate to those available Strategies.
Election to begin the Income Stage must occur on an Index Anniversary Date following the Waiting Period regardless of when in that year you will take your first Income Withdrawal. The election to start Income is irrevocable. On this date, you must designate single Protected Life or Joint Protected Lives. The designation of single or joint is irrevocable.
The Income Percentages are disclosed in the current Index Linked Variable Income Benefit Supplement and assigned as of the Index Effective Date will never change for the life of the Annuity. The rate applied to the Account Value to determine the Annual Income Amount is the Income Percentage. This percentage is based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date.
The Income Deferral Rate is an additional annual percentage added to the Income Percentage each year until the Income Effective Date. This percentage will be based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date and will not change for the life of the Benefit. The Income Deferral Rate will continue to apply even when withdrawals are taken prior to the Income Effective Date.
The initial Annual Income Amount (AIA) is calculated on the Income Effective Date, regardless of when the first Income Withdrawal occurs. If there is one Protected Life at the time the Income Stage begins, the AIA will be determined by applying the Single Protected Life Income Percentage on the Annuity to the Account Value. If there are Joint Protected Lives, the AIA will be determined by applying the Joint Protected Lives Income Percentage based on the youngest Protected Life on the Annuity to the Account Value. This is the only time the Account Value and Income Percentage will be directly used to calculate an AIA.
Every Index Anniversary Date thereafter will result in a recalculation of the AIA based on the Index Credit applied to the Index Strategies, gross of fees, to which you are allocated. The change can be positive or negative.
To maintain the Benefit, the Owner, Annuitant and Beneficiary designations must be one of the following and meet the minimum/maximum age requirements for the Benefit:
For Income Withdrawals to begin on a Protected Life basis:
•The Owner and Annuitant must be the same. Such person will be the Protected Life.
•If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The other Owner must be the spouse of the Protected Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary.
•If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life.
•If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary.
For Income Withdrawals to begin on a Joint Protected Lives basis:
A Joint Protected Life may only be named and Income Withdrawals may be made on a Joint Protected Lives basis only if the Annuity would be eligible for Spousal Continuation (as defined in the Annuity) as of the date of the Owner’s death, subject to our rules.
•If one Owner is named, the Owner and Annuitant must be the same. Such person will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The Joint Protected Life must also be an Owner and the spouse of the Protected Life. No additional Owners may be named. While both Joint Protected Lives are alive, each must be designated as the sole primary Beneficiary.
•If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary. The Joint Protective Life must be the spouse of the Protected Life and the sole primary Beneficiary of the custodial account.
A Joint Protected Life may be named or changed at any time prior to the Income Effective Date, subject to our acceptance. The Protected Life cannot be changed except in the event of divorce as described in the circumstances below. Upon receipt of notice of the divorce, and any other documentation we require, in Good Order at our Service Center:
•When a Protected Life is named: If the divorce occurs prior to the Income Effective Date and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, the resulting Owner may choose to continue or terminate this Rider. If this Rider is continued, such resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider, however the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the new Protected Life and the Protected Life on the Effective Date.  Additionally, a Joint Protected Life may not be named. If divorce occurs after the Income Effective Date, and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, this Rider will terminate.
•When Joint Protected Lives are named: If the divorce of the Joint Protected Lives results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the Joint Protected Life becomes the Owner (or Annuitant if entity owned) under this Annuity, the resulting Owner may choose to continue or terminate this Rider.  If this Rider is continued, the resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider. If this occurs prior to the Income Effective Date, the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the Joint Protected Lives named under this Rider as of the divorce.  If divorce occurs after the Income Effective Date, the divorce will not result in a new Annual Income Amount and we will only make Income Payments as described below in the Income Payments section until the death of the new Protected Life. A new Joint Protected Life may not be named.
In most cases, change of ownership will trigger termination of the Benefit. The exceptions are when the beneficial Owner is not changing (e.g. ownership is transferred from an individual to a trust /entity with the same tax ID, or vice versa) or transferred from one entity to another or limited divorce circumstances. Any change of Annuitant will cause the Benefit to terminate.
You will choose Single or Joint Life on the Index Anniversary Date in which you elect to start income following the Waiting Period. You may add, change or remove a Joint Protected Life at any time prior to the Income Effective Date. If a Joint Protected Life is added or changed, the Annual Income Amount will be adjusted to equal what it would have been had the Benefit been purchased with that Joint Protected Life named.
You must request to start Income on any Index Anniversary Date following the Waiting Period on an election form which must be received by us by the Index Anniversary Date you want Income to begin and will be part of your Reallocation Notice you are sent 30 days prior to any given Index Anniversary.
Death of the Protected Life During the Savings Stage. Please also refer to the “Termination of Benefit” section below. Upon receipt of Due Proof of Death of the Protected Life, this Rider terminates and the Death Benefit provision of your Annuity and any Death Benefit Rider made a part of your Annuity will apply. If Spousal Continuation occurs under the terms of the Annuity, this Rider will remain in force unless we are instructed otherwise and the spouse who continues the Annuity and this Rider becomes the Joint Protected Life. If this occurs, the Income Percentage and Income Deferral Rate will be based on the applicable Joint Protected Life correlated with the age of the younger of the Joint Protected Lives.
The Annual Income Amount (AIA) is the maximum dollar amount that can be withdrawn in any given Annuity Year during the Income Stage without being considered Excess Income. The first AIA is equal to the Account Value on the Income Effective Date, prior to the deduction of any fees or withdrawals that occur on that day, multiplied by the relevant Income Percentage including any Income Deferral Credits based on the rates established as of the Index Effective Date and the Index Effective Date age of the Protected Life (or youngest of the Protected Lives if Joint).
•Example (assuming no withdrawals or benefit charges):
◦Issue Date: 8/1/2021
◦Income Percentage at Index Effective Date: 3.75%
◦Income Deferral Rate at Index Effective Date: 0.25%
◦Purchase Payment: $50,000
◦Income Effective Date is 8/1/2026 (5 years after Issue Date)
◦Account Value on Income Effective Date: $100,000.
◦On the Income Effective Date, the Account Value will be multiplied by (3.75% + 5 x 0.25% = 5.00%), and the AIA is equal to $5,000 ($100,000 x 5.00%).
AIA will increase or decrease on each Index Anniversary Date based on the Index Credit of the Index Strategies to which your Account Value is allocated.
•Example (assuming no withdrawals or benefit charges):
◦Account Value on Income Effective Date: $100,000
◦Allocated 100% to the 1-Year Point-to-Point with Cap with a 10% Cap and a 10% Buffer
◦AIA for first year: $5,000
◦On the 1St Index Anniversary Date following the Income Effective Date, the Index Return is 9% and thus the Index Strategy receives an 9% Index Credit
◦The AIA will increase by 9%, and your AIA is reset to $5,450 (($5,000 x (1 + 9%)).
◦On 2nd Index Anniversary Date following the Income Effective Date, the Index Return is -15% and thus the Index Strategy receives a -5% Index Credit (-15% + 10% Buffer).
◦The AIA will decrease by 5%, and your AIA is reset to $5,177.50 (($5,450 x (1 + -5%)).
If you select multiple Index Strategies, we will use a weighted average of all Index Credits based on the percentage of Account Value in each Index Strategy to determine the AIA increase or decrease. To determine the change in the AIA, we take the sum of the Index Credit for each Index Strategy divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit, fees, or withdrawals on the Index Strategy End Date.
•Example (assuming no withdrawals or benefit charges):
◦Account Value on Income Effective Date: $100,000
◦Allocated to:
•1-Year Point-to-Point with Cap with 10% Buffer: 80%
•1-Year Point-to-Point with Cap with 15% Buffer: 20%
◦The Index Strategy Base Values for each Index Strategy are as follows:
•1-Year Point-to-Point with Cap with 10% Buffer: $80,000
•1-Year Point-to-Point with Cap with 15% Buffer: $20,000
◦AIA for first year: $5,000
◦Account Value on 1St Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $107,600 . Therefore, the Index Credit is ($107,600 – $100,000) = $7,600
◦The AIA will increase by 7.60%($7,600 / $100,000)), and your AIA will reset to $5,380 (($5,000 x (1 + 7.60%)).
◦The Index Strategy Base Values for each Index Strategy are as follows:
•1-Year Point-to-Point with Cap with 10% Buffer: $86,800
•1-Year Point-to-Point with Cap with 15% Buffer: $20,800
◦Account Value on 2nd Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $93,500. Therefore, the Index Credit is equal to ($93,500 – $107,600) = - $14,100
◦The AIA will decrease by 13.10% (-$14,100 / $107,600), and your AIA will reset to $4,675 (($5,380 x (1 + -13.10%)).
AIA is available as a lump sum or systematically throughout the year. Any unused AIA in a year cannot be carried over to future years.
Surrender Charges do not apply to Income Withdrawals equal to or less than the AIA even in the case where they are greater than the Free Withdrawal Amount.
EXCESS INCOME
All or any portion of an Income Withdrawal that exceeds the available Annual Income Amount for any given year during the Income Stage is considered Excess Income. Each withdrawal of Excess Income, including any applicable Contingent Deferred Sales Charge, proportionally reduces the Annual Income Amount that will be used in the recalculation of the Annual Income Amount on the next Index Anniversary Date. The proportional reduction is the ratio of the Excess Income to the Account Value immediately following the withdrawal of any applicable Income Withdrawal amount and prior to the withdrawal of the Excess Income.
For Example:
AIA = $5,500
Account Value = $100,000
Withdrawal = $10,000
Excess Income Amount = $4,500
A client takes a $10,000 withdrawal. Based on the information above, the AIA will be reduced to the following due to the client taking $4,500 Excess Income:
1.$10,000 (W/D) - $5,500 (AIA) = $4,500 (Excess Income)
2.$4,500 (Excess Income) / $94,500 (Account Value reduced by the AIA) = 4.76% (proportional reduction rate)
3.$5,500 (AIA prior to Excess Income) x 4.76% = $262 (Reduction to AIA rounded to the nearest dollar)
4.$5,500 - $262 = $5,238 (New AIA after Excess Income)
Excess Income is subject to any applicable Surrender Charges.
Withdrawals that reduce the Account Value below the contractual minimum amount will only be allowed if they are less than or equal to the AIA.
If an Excess Income withdrawal reduces the Account Value to $0, the Annuity and Benefit will terminate. If the withdrawal is greater than the remaining Annual Income Amount - the Annuity is surrendered, and all benefits are reduced to zero, the Benefit terminates, and no additional payments are made. If you take more than the current remaining Annual Income Amount because of a Required Minimum Distribution (“RMD”), and the amount does not exceed the RMD we calculate, and the Account Value is reduced to $0, the Benefit continues as described above. For more information about Required Minimum Distributions and the Systematic Withdrawal Program, see the “Access to Account Value” section below.
TERMINATION OF BENEFIT
You may terminate the Benefit at any time after the Waiting Period, upon notification to us in Good Order. The Benefit will terminate upon the first to occur of the following events:
(1)the date we receive your request for full surrender of the Annuity or we receive your elective termination of the Benefit at our Service Center in Good Order;
(2)the date we receive Due Proof of Death of the Decedent if Income Withdrawals have not begun, unless Spousal Continuation occurs;
(3)the date we receive Due Proof of Death of the Protected Life if Income Withdrawals have begun on a Protected Life basis;
(4)the date we receive Due Proof of Death of the surviving Joint Protected Life if the Benefit was spousally continued;
(5)the date we receive Due Proof of Death of an Owner who is not a Protected Life or Joint Protected Life;
(6)the date we process a request to change any designation of the Annuity that either results in a violation of the “Owner, Annuitant and Beneficiary Designations” section of the Benefit or the Annuity, or is a change that is not permitted under our rules then in effect;
(7)the date you first allocate or transfer any portion of your Account Value to any Allocation Options to which you are not permitted at the time of the allocation or transfer;
(8)the date any portion of your Account Value is transferred to begin annuity payments;
(9) the date the Account Value is reduced to $0 as a result of withdrawals of Excess Income;
(10) the date of death of the Protected Life if it occurs after Insured Income Stage payments have begun on a Protected Life basis;
(11) the date of death of the last surviving Joint Protected Life if it occurs after Insured Income Stage payments have begun on a Joint Protected Life basis.
INSURED INCOME STAGE – ACCOUNT VALUE REACHES $0
If your Account Value is reduced to $0 (unless because of Excess Income), we will continue to pay the last calculated Annual Income Amount as a guaranteed payment. Guaranteed payments after the Account Value is reduced to $0 will be made from the General Account as annuity payments until the death of the Protected Life or remaining Protected Lives if income was being take on a Joint life basis.
In the Annuity Year in which your Account Value is reduced to $0, the only Insured Income Stage payment due, if any, equals the Annual Income Amount not yet withdrawn in that Annuity Year. In subsequent Annuity Years, the Insured Income Stage payment equals the Annual Income Amount in effect as of the date the Account Value was reduced to $0.
We will make such Insured Income Stage payments according to any then current instructions for withdrawals of the Annual Income Amount, unless we receive other instructions for such Insured Income Stage payments from you.  If no instructions are received and there are no current instructions for withdrawals of the Annual Income Amount, Insured Income Stage payments will be paid to you in equal monthly payments beginning on the first day of the month on or immediately following the date that your Insured Income Stage payments are set to begin.
All death benefit values will equal zero when the Account Value equals $0. If the calculated annual payment is less than $100, we will change the frequency of the payments, which will be at least annually.
We may recover from you or your estate any Insured Income Stage payments made after the death of the Protected Life or the remaining Joint Protected Life that would have otherwise resulted in the termination of the Benefit.
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If a Contingent Annuitant was designated before an Annuitant’s death and the Annuitant dies, and the Contingent Annuitant is the spouse, then the Contingent Annuitant may choose to become the Annuitant and continue the contract, in which case a Death Benefit will not be paid, or elect to receive the Death Benefit. If a Nonqualified Annuity is owned by an entity (for example, a non-natural person), the Death Benefit is payable upon the first Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero. Death claims taken from an Index Strategy before the Index Strategy End Date will be based on the Interim Value. For more information on Death Benefits and the Interim Value, please refer to the Index Strategies Prospectus.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue the Annuity to grantor trusts with more than two grantors. If co-grantors are named, the second grantor may be designated as Joint Annuitant. If a non-Annuitant co-grantor passes away, then the Death Benefit will not be payable.
We determine the amount of the Death Benefit as of the date we receive Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus under “Payment of Death Benefits” below.
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the Holding Account. However, between the date of death and the date that we transfer any remaining Death Benefit to the Holding Account, the amount of the Death Benefit is subject to market fluctuations (net of the insurance charge).
COMMON DISASTER -- If an Owner and a Beneficiary die in a common disaster, it must be proved to our satisfaction that the Owner died first and the Beneficiary survived the Owner(s) (or Annuitant if entity owned) by at least 30 days. In this situation, the Death Benefit proceeds will be payable to the Beneficiary’s estate upon our receipt of Due Proof of Death of the Decedent. When there is insufficient evidence to determine the order of death, then, unless prohibited by law, we will deem the Owner to have survived the Beneficiary.
If: (a) the Owner is an entity; (b) no Contingent Annuitant or Joint Annuitant has been designated, we will deem the Annuitant to be the last survivor and pay the proceeds to any remaining Beneficiary, or if none, to any remaining contingent Beneficiary, or if none, to the Owner.
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
1.The Return of Purchase Payments Amount, defined below; AND
2.The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.
The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 x (1- 15.25%))
Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal:$80,000 ($100,000 x (1 - 20%))
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation") subject to our rules and subject to our receipt of Due Proof of Death. The Account Value (which may be based on the Interim Value for amounts held in the Index Strategies) as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. During the Savings Stage of the Benefit, any amount added to the Account Value will be allocated to the Variable Investment Sub-account on a proportional basis or to the Holding Account if no Variable Investment Sub-account has value. The spouse may transfer to the Variable Investment Sub-account at any time or to a new Index Strategy on the next Index Anniversary Date. During the Income Stage of the Benefit, any increase to the Account Value resulting from payment of the Death Benefit that exceeds the Account Value will be allocated to the Holding Account. The spouse who continues the Annuity must transfer available Account Value in the Holding Account to a new Index Strategy on the next Index Anniversary Date. If no instructions are received prior to the next Index Anniversary Date, we will allocate any remaining Account Value in the Holding Account proportionally to the Index Strategies to which your Account Value is then allocated.
Upon Spousal Continuation, the Account Value is increased to the Return of Purchase Payment Amount, if greater.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Account Value on the date we receive Due Proof of Death.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately. Spousal continuation is only permitted once under the Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuity owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Non-Qualified Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:
1.within five (5) years of the date of death (the “five-year deadline”); or
2.as a series of Annuity Payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Annuity Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
3.If the Beneficiary is the surviving spouse of the Owner, the spouse may elect to continue the Annuity.
The Owner may elect the method of payment to each Beneficiary, subject to our then current rules, prior to the date of death of the decedent. When no such election is made as to a specific Beneficiary, such Beneficiary must elect the method of payment within 60 days of the date we receive all required documentation in Good Order in order to pay the Death Benefit to that Beneficiary. If no election is made within 60 days, the default will be distribution within five years of the date of death of the decedent as noted in (a) above. If the Beneficiary is the surviving spouse of the owner, the spouse may elect to continue the Annuity under (c) above.
The Owner may elect to have any amount of the proceeds due to a Beneficiary applied under any of the Annuity Options described in the “Annuity Options” section, or any other option we then make available. If you make such an election, a Beneficiary may not alter such an election. However, if you have not previously made such an election, a Beneficiary may make such an election as to the proceeds due that Beneficiary. The Beneficiary will be the “measuring life” for determining the amount of any annuity payments dependent on the continuation of life. We may require evidence satisfactory to us of the age of the measuring life prior to commencement of any annuity payments.
In the event of death on or after the Annuity Date, we distribute any payments due subsequent to an Owner’s or Annuitant’s death at least as rapidly as under the method of distribution in effect as of the date of such Owner’s or Annuitant’s death.
Alternative Death Benefit Payment Options – Annuity Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023, and we reserve our rights to implement any final regulations addressing the requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances.
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time or death in addition to meeting the Qualified Ten-Year Deadline.
•“Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the “eligible designated Beneficiary” (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an “eligible designated Beneficiary” shall be made as of the date of your death.
•If the “eligible designated Beneficiary” does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, if your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
DEATH BENEFITS UNDER THE INDEX LINKED VARIABLE INCOME BENEFIT
Death of the Protected Life During the Savings Stage. Upon receipt of Due Proof of Death of the Protected Life, the Benefit will terminate and the Death Benefit provision of your Annuity and any Death Benefit Rider made a part of your Annuity will apply. If Spousal Continuation occurs under the terms of the Annuity, the Benefit will remain in force unless we are instructed otherwise and the spouse who continues the Annuity and the Benefit becomes the Joint Protected Life. If this occurs, the Income Percentage and Income Deferral Rate will be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives as of the Index Effective Date.
Death of the Joint Protected Life During the Savings Stage. The Benefit will remain in force unless we are instructed otherwise or if the death of the Joint Protected Life would cause the Death Benefit provision of the Annuity to apply and Spousal Continuation does not occur under the terms of the Annuity. Otherwise, the Annual Income Amount will continue to be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives and no changes to the Joint Protected Lives are permitted.
Death of the Protected Life During the Income Stage. Upon receipt of Due Proof of Death of the single Protected Life, the Benefit will terminate and the Death Benefit provision of your Annuity and any Death Benefit made a part of your Annuity will apply.
Death of the Joint Protected Life During the Income Stage. The Benefit will remain in force unless we are instructed otherwise or if the death of the Joint Protected Life would cause the Death Benefit provision of the Annuity to apply and Spousal Continuation does not occur under the terms of the Annuity. Otherwise, the Annual Income Amount will continue to be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives and no changes to the Joint Protected Lives are permitted.
Any withdrawals reduce the Return of Purchase Payment portion of the Death Benefit proportionally. A charge for the Benefit is not considered a withdrawal and should not reduce the Return of Purchase Payment portion of the Death Benefit.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Index Linked Variable Income Benefit
The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value.
		Standard	1.45% (of the Account Value on the Index Anniversary Date)
If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.
If you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.

Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A - PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is the Portfolio available under the Annuity. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at www.prudential.com/PLAZ-FlexGuard-Inc-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III[1] PGIM Fixed Income, a business unit of PGIM, Inc.	0.57%	1.21%	N/A	N/A
1.This fund will not be available during the Income Stage of the Benefit.

Prospectuses Available [Text Block]	The following is the Portfolio available under the Annuity. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at www.prudential.com/PLAZ-FlexGuard-Inc-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III[1] PGIM Fixed Income, a business unit of PGIM, Inc.	0.57%	1.21%	N/A	N/A
1.This fund will not be available during the Income Stage of the Benefit
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the "Risk Factors" section of this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the "Risk Factors" section of this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information on the risks associated with investment options, please refer to the "Risk Factors" section of this prospectus.
Principal Risk [Text Block]	Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-account, which invests in the Portfolio. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.For more information on the insurance company risks, please refer to the "Risk Factors" section of this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity. You should look to the financial strength of Pruco Life for its claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of the creditors of Pruco Life and the benefits provided under the Index Strategies are subject to the claims paying ability of Pruco Life. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax adviser for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value Risk [Member]
Prospectus:
Principal Risk [Text Block]	Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Benefit Risks [Member]
Prospectus:
Principal Risk [Text Block]
Benefit Risks. The Benefit is automatically included in your Contract for an additional charge, but you cannot remove it until the Waiting Period has elapsed. If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages. Additionally, if you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.
On the Income Effective Date, we base your initial income payment under the Benefit on the Income Percentage you receive at issue increased by the Income Deferral Credit and your Account Value. Decreases in Account Value due to negative Index performance, deductions for Insurance charges and expenses, withdrawals and Benefit charges prior to the Income Effective Date will decrease the initial income payment amount available to you.
After the Income Effective Date, your Annual Income Amount can increase or decrease based on the Index Credits associated with your chosen Index Strategies. We base Income Withdrawals on the lifetime of a Protected Life or Joint Protected Lives designated at issue. If you change Owners or Beneficiary(s), we may terminate the Benefit prematurely.
Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date. The Benefit Terms (Income Percentages, Income Deferral Rates, Waiting Period, and Benefit charge) for your Annuity are stated in the Index Linked Variable Income Benefit Supplement that is in effect on the date you sign your application. We send you a copy of the Index Linked Variable Income Benefit Supplement when we issue the Annuity. We cannot change these Benefit Terms for your Annuity once they are established. We publish any changes to the Benefit Terms for new purchasers in an amended Index Linked Variable Income Benefit Supplement at least seven calendar days before they take effect on our website at www.prudential.com/fgi-rate-supplement. You can contact us to receive the Index Linked Variable Income Benefit Supplement applicable to your Annuity by calling our Service Center at the toll-free telephone number provided in this prospectus.
Death Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]	Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss – Index Strategies [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose except for any 100% Buffer Index Strategy where there is no risk of loss to you, should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Effect of Interim Value Risk [Member]
Prospectus:
Principal Risk [Text Block]	Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, transfers, Income Withdrawals, Excess Income, annuitization, Benefit charges and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals, partial transfers, and Benefit charges before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw, transfer a portion out of, or we process a Benefit charge from Account Value allocated to an Index Strategy, the withdrawal, transfer, or Benefit charge will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal, transfer, or Benefit charge even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals Risk [Member]
Prospectus:
Principal Risk [Text Block]	Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with the Index Strategies and Indices [Member]
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.
Risks Associated with a Performance Lock [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with a Performance Lock.
If a Performance Lock is executed:
• You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.
• You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.
• We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.
• If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.
• We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.

C000219590 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed Income, a business unit of PGIM, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Index Linked Variable Income Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Purpose of Benefit [Text Block]	The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%
Brief Restrictions / Limitations [Text Block]
If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.
If you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.

Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Operation of Benefit [Text Block]
The built-in Benefit associated with the Annuity is an Index-linked variable income benefit, which allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit has three distinct stages, the Savings Stage, Income Stage and Insured Income Stage. During the Savings Stage the Annuity offers a Variable Sub-account and Index Strategies as opportunities for growth or loss, with levels of downside protection available when allocating to the Index Strategies. Under the Benefit, initial income payments are based on Account Value at the end of the Savings Stage which will, in part, reflect performance from investment in the Variable Sub-account and Index Strategies. During the Income Stage it provides lifetime income with potential for increases in income and some downside protection.
You must remain in the Savings Stage for a minimum time period known as the Waiting Period. The Waiting Period is disclosed in the current Index Linked Variable Income Benefit Supplement.
Only upon an Index Anniversary Date following the Waiting Period can you elect to begin your Income Stage, thus establishing the Income Effective Date. The election form to start Income will be part of your Reallocation Notice and follows the timing rules of the annual Reallocation Notice. During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies are available so you may have to reallocate to those available Strategies.
Election to begin the Income Stage must occur on an Index Anniversary Date following the Waiting Period regardless of when in that year you will take your first Income Withdrawal. The election to start Income is irrevocable. On this date, you must designate single Protected Life or Joint Protected Lives. The designation of single or joint is irrevocable.
The Income Percentages are disclosed in the current Index Linked Variable Income Benefit Supplement and assigned as of the Index Effective Date will never change for the life of the Annuity. The rate applied to the Account Value to determine the Annual Income Amount is the Income Percentage. This percentage is based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date.
The Income Deferral Rate is an additional annual percentage added to the Income Percentage each year until the Income Effective Date. This percentage will be based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date and will not change for the life of the Benefit. The Income Deferral Rate will continue to apply even when withdrawals are taken prior to the Income Effective Date.
The initial Annual Income Amount (AIA) is calculated on the Income Effective Date, regardless of when the first Income Withdrawal occurs. If there is one Protected Life at the time the Income Stage begins, the AIA will be determined by applying the Single Protected Life Income Percentage on the Annuity to the Account Value. If there are Joint Protected Lives, the AIA will be determined by applying the Joint Protected Lives Income Percentage based on the youngest Protected Life on the Annuity to the Account Value. This is the only time the Account Value and Income Percentage will be directly used to calculate an AIA.
Every Index Anniversary Date thereafter will result in a recalculation of the AIA based on the Index Credit applied to the Index Strategies, gross of fees, to which you are allocated. The change can be positive or negative.
To maintain the Benefit, the Owner, Annuitant and Beneficiary designations must be one of the following and meet the minimum/maximum age requirements for the Benefit:
For Income Withdrawals to begin on a Protected Life basis:
•The Owner and Annuitant must be the same. Such person will be the Protected Life.
•If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The other Owner must be the spouse of the Protected Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary.
•If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life.
•If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary.
For Income Withdrawals to begin on a Joint Protected Lives basis:
A Joint Protected Life may only be named and Income Withdrawals may be made on a Joint Protected Lives basis only if the Annuity would be eligible for Spousal Continuation (as defined in the Annuity) as of the date of the Owner’s death, subject to our rules.
•If one Owner is named, the Owner and Annuitant must be the same. Such person will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The Joint Protected Life must also be an Owner and the spouse of the Protected Life. No additional Owners may be named. While both Joint Protected Lives are alive, each must be designated as the sole primary Beneficiary.
•If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary. The Joint Protective Life must be the spouse of the Protected Life and the sole primary Beneficiary of the custodial account.
A Joint Protected Life may be named or changed at any time prior to the Income Effective Date, subject to our acceptance. The Protected Life cannot be changed except in the event of divorce as described in the circumstances below. Upon receipt of notice of the divorce, and any other documentation we require, in Good Order at our Service Center:
•When a Protected Life is named: If the divorce occurs prior to the Income Effective Date and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, the resulting Owner may choose to continue or terminate this Rider. If this Rider is continued, such resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider, however the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the new Protected Life and the Protected Life on the Effective Date.  Additionally, a Joint Protected Life may not be named. If divorce occurs after the Income Effective Date, and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, this Rider will terminate.
•When Joint Protected Lives are named: If the divorce of the Joint Protected Lives results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the Joint Protected Life becomes the Owner (or Annuitant if entity owned) under this Annuity, the resulting Owner may choose to continue or terminate this Rider.  If this Rider is continued, the resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider. If this occurs prior to the Income Effective Date, the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the Joint Protected Lives named under this Rider as of the divorce.  If divorce occurs after the Income Effective Date, the divorce will not result in a new Annual Income Amount and we will only make Income Payments as described below in the Income Payments section until the death of the new Protected Life. A new Joint Protected Life may not be named.
In most cases, change of ownership will trigger termination of the Benefit. The exceptions are when the beneficial Owner is not changing (e.g. ownership is transferred from an individual to a trust /entity with the same tax ID, or vice versa) or transferred from one entity to another or limited divorce circumstances. Any change of Annuitant will cause the Benefit to terminate.
You will choose Single or Joint Life on the Index Anniversary Date in which you elect to start income following the Waiting Period. You may add, change or remove a Joint Protected Life at any time prior to the Income Effective Date. If a Joint Protected Life is added or changed, the Annual Income Amount will be adjusted to equal what it would have been had the Benefit been purchased with that Joint Protected Life named.
You must request to start Income on any Index Anniversary Date following the Waiting Period on an election form which must be received by us by the Index Anniversary Date you want Income to begin and will be part of your Reallocation Notice you are sent 30 days prior to any given Index Anniversary.
Death of the Protected Life During the Savings Stage. Please also refer to the “Termination of Benefit” section below. Upon receipt of Due Proof of Death of the Protected Life, this Rider terminates and the Death Benefit provision of your Annuity and any Death Benefit Rider made a part of your Annuity will apply. If Spousal Continuation occurs under the terms of the Annuity, this Rider will remain in force unless we are instructed otherwise and the spouse who continues the Annuity and this Rider becomes the Joint Protected Life. If this occurs, the Income Percentage and Income Deferral Rate will be based on the applicable Joint Protected Life correlated with the age of the younger of the Joint Protected Lives.
The Annual Income Amount (AIA) is the maximum dollar amount that can be withdrawn in any given Annuity Year during the Income Stage without being considered Excess Income. The first AIA is equal to the Account Value on the Income Effective Date, prior to the deduction of any fees or withdrawals that occur on that day, multiplied by the relevant Income Percentage including any Income Deferral Credits based on the rates established as of the Index Effective Date and the Index Effective Date age of the Protected Life (or youngest of the Protected Lives if Joint).
•Example (assuming no withdrawals or benefit charges):
◦Issue Date: 8/1/2021
◦Income Percentage at Index Effective Date: 3.75%
◦Income Deferral Rate at Index Effective Date: 0.25%
◦Purchase Payment: $50,000
◦Income Effective Date is 8/1/2026 (5 years after Issue Date)
◦Account Value on Income Effective Date: $100,000.
◦On the Income Effective Date, the Account Value will be multiplied by (3.75% + 5 x 0.25% = 5.00%), and the AIA is equal to $5,000 ($100,000 x 5.00%).
AIA will increase or decrease on each Index Anniversary Date based on the Index Credit of the Index Strategies to which your Account Value is allocated.
•Example (assuming no withdrawals or benefit charges):
◦Account Value on Income Effective Date: $100,000
◦Allocated 100% to the 1-Year Point-to-Point with Cap with a 10% Cap and a 10% Buffer
◦AIA for first year: $5,000
◦On the 1St Index Anniversary Date following the Income Effective Date, the Index Return is 9% and thus the Index Strategy receives an 9% Index Credit
◦The AIA will increase by 9%, and your AIA is reset to $5,450 (($5,000 x (1 + 9%)).
◦On 2nd Index Anniversary Date following the Income Effective Date, the Index Return is -15% and thus the Index Strategy receives a -5% Index Credit (-15% + 10% Buffer).
◦The AIA will decrease by 5%, and your AIA is reset to $5,177.50 (($5,450 x (1 + -5%)).
If you select multiple Index Strategies, we will use a weighted average of all Index Credits based on the percentage of Account Value in each Index Strategy to determine the AIA increase or decrease. To determine the change in the AIA, we take the sum of the Index Credit for each Index Strategy divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit, fees, or withdrawals on the Index Strategy End Date.
•Example (assuming no withdrawals or benefit charges):
◦Account Value on Income Effective Date: $100,000
◦Allocated to:
•1-Year Point-to-Point with Cap with 10% Buffer: 80%
•1-Year Point-to-Point with Cap with 15% Buffer: 20%
◦The Index Strategy Base Values for each Index Strategy are as follows:
•1-Year Point-to-Point with Cap with 10% Buffer: $80,000
•1-Year Point-to-Point with Cap with 15% Buffer: $20,000
◦AIA for first year: $5,000
◦Account Value on 1St Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $107,600 . Therefore, the Index Credit is ($107,600 – $100,000) = $7,600
◦The AIA will increase by 7.60%($7,600 / $100,000)), and your AIA will reset to $5,380 (($5,000 x (1 + 7.60%)).
◦The Index Strategy Base Values for each Index Strategy are as follows:
•1-Year Point-to-Point with Cap with 10% Buffer: $86,800
•1-Year Point-to-Point with Cap with 15% Buffer: $20,800
◦Account Value on 2nd Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $93,500. Therefore, the Index Credit is equal to ($93,500 – $107,600) = - $14,100
◦The AIA will decrease by 13.10% (-$14,100 / $107,600), and your AIA will reset to $4,675 (($5,380 x (1 + -13.10%)).
AIA is available as a lump sum or systematically throughout the year. Any unused AIA in a year cannot be carried over to future years.
Surrender Charges do not apply to Income Withdrawals equal to or less than the AIA even in the case where they are greater than the Free Withdrawal Amount.
EXCESS INCOME
All or any portion of an Income Withdrawal that exceeds the available Annual Income Amount for any given year during the Income Stage is considered Excess Income. Each withdrawal of Excess Income, including any applicable Contingent Deferred Sales Charge, proportionally reduces the Annual Income Amount that will be used in the recalculation of the Annual Income Amount on the next Index Anniversary Date. The proportional reduction is the ratio of the Excess Income to the Account Value immediately following the withdrawal of any applicable Income Withdrawal amount and prior to the withdrawal of the Excess Income.
For Example:
AIA = $5,500
Account Value = $100,000
Withdrawal = $10,000
Excess Income Amount = $4,500
A client takes a $10,000 withdrawal. Based on the information above, the AIA will be reduced to the following due to the client taking $4,500 Excess Income:
1.$10,000 (W/D) - $5,500 (AIA) = $4,500 (Excess Income)
2.$4,500 (Excess Income) / $94,500 (Account Value reduced by the AIA) = 4.76% (proportional reduction rate)
3.$5,500 (AIA prior to Excess Income) x 4.76% = $262 (Reduction to AIA rounded to the nearest dollar)
4.$5,500 - $262 = $5,238 (New AIA after Excess Income)
Excess Income is subject to any applicable Surrender Charges.
Withdrawals that reduce the Account Value below the contractual minimum amount will only be allowed if they are less than or equal to the AIA.
If an Excess Income withdrawal reduces the Account Value to $0, the Annuity and Benefit will terminate. If the withdrawal is greater than the remaining Annual Income Amount - the Annuity is surrendered, and all benefits are reduced to zero, the Benefit terminates, and no additional payments are made. If you take more than the current remaining Annual Income Amount because of a Required Minimum Distribution (“RMD”), and the amount does not exceed the RMD we calculate, and the Account Value is reduced to $0, the Benefit continues as described above. For more information about Required Minimum Distributions and the Systematic Withdrawal Program, see the “Access to Account Value” section below.
TERMINATION OF BENEFIT
You may terminate the Benefit at any time after the Waiting Period, upon notification to us in Good Order. The Benefit will terminate upon the first to occur of the following events:
(1)the date we receive your request for full surrender of the Annuity or we receive your elective termination of the Benefit at our Service Center in Good Order;
(2)the date we receive Due Proof of Death of the Decedent if Income Withdrawals have not begun, unless Spousal Continuation occurs;
(3)the date we receive Due Proof of Death of the Protected Life if Income Withdrawals have begun on a Protected Life basis;
(4)the date we receive Due Proof of Death of the surviving Joint Protected Life if the Benefit was spousally continued;
(5)the date we receive Due Proof of Death of an Owner who is not a Protected Life or Joint Protected Life;
(6)the date we process a request to change any designation of the Annuity that either results in a violation of the “Owner, Annuitant and Beneficiary Designations” section of the Benefit or the Annuity, or is a change that is not permitted under our rules then in effect;
(7)the date you first allocate or transfer any portion of your Account Value to any Allocation Options to which you are not permitted at the time of the allocation or transfer;
(8)the date any portion of your Account Value is transferred to begin annuity payments;
(9) the date the Account Value is reduced to $0 as a result of withdrawals of Excess Income;
(10) the date of death of the Protected Life if it occurs after Insured Income Stage payments have begun on a Protected Life basis;
(11) the date of death of the last surviving Joint Protected Life if it occurs after Insured Income Stage payments have begun on a Joint Protected Life basis.
INSURED INCOME STAGE – ACCOUNT VALUE REACHES $0
If your Account Value is reduced to $0 (unless because of Excess Income), we will continue to pay the last calculated Annual Income Amount as a guaranteed payment. Guaranteed payments after the Account Value is reduced to $0 will be made from the General Account as annuity payments until the death of the Protected Life or remaining Protected Lives if income was being take on a Joint life basis.
In the Annuity Year in which your Account Value is reduced to $0, the only Insured Income Stage payment due, if any, equals the Annual Income Amount not yet withdrawn in that Annuity Year. In subsequent Annuity Years, the Insured Income Stage payment equals the Annual Income Amount in effect as of the date the Account Value was reduced to $0.
We will make such Insured Income Stage payments according to any then current instructions for withdrawals of the Annual Income Amount, unless we receive other instructions for such Insured Income Stage payments from you.  If no instructions are received and there are no current instructions for withdrawals of the Annual Income Amount, Insured Income Stage payments will be paid to you in equal monthly payments beginning on the first day of the month on or immediately following the date that your Insured Income Stage payments are set to begin.
All death benefit values will equal zero when the Account Value equals $0. If the calculated annual payment is less than $100, we will change the frequency of the payments, which will be at least annually.
We may recover from you or your estate any Insured Income Stage payments made after the death of the Protected Life or the remaining Joint Protected Life that would have otherwise resulted in the termination of the Benefit.

Return of Purchase Payments Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The Death Benefit may not be electively terminated. The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If a Contingent Annuitant was designated before an Annuitant’s death and the Annuitant dies, and the Contingent Annuitant is the spouse, then the Contingent Annuitant may choose to become the Annuitant and continue the contract, in which case a Death Benefit will not be paid, or elect to receive the Death Benefit. If a Nonqualified Annuity is owned by an entity (for example, a non-natural person), the Death Benefit is payable upon the first Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero. Death claims taken from an Index Strategy before the Index Strategy End Date will be based on the Interim Value. For more information on Death Benefits and the Interim Value, please refer to the Index Strategies Prospectus.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue the Annuity to grantor trusts with more than two grantors. If co-grantors are named, the second grantor may be designated as Joint Annuitant. If a non-Annuitant co-grantor passes away, then the Death Benefit will not be payable.
We determine the amount of the Death Benefit as of the date we receive Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus under “Payment of Death Benefits” below.
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the Holding Account. However, between the date of death and the date that we transfer any remaining Death Benefit to the Holding Account, the amount of the Death Benefit is subject to market fluctuations (net of the insurance charge).
COMMON DISASTER -- If an Owner and a Beneficiary die in a common disaster, it must be proved to our satisfaction that the Owner died first and the Beneficiary survived the Owner(s) (or Annuitant if entity owned) by at least 30 days. In this situation, the Death Benefit proceeds will be payable to the Beneficiary’s estate upon our receipt of Due Proof of Death of the Decedent. When there is insufficient evidence to determine the order of death, then, unless prohibited by law, we will deem the Owner to have survived the Beneficiary.
If: (a) the Owner is an entity; (b) no Contingent Annuitant or Joint Annuitant has been designated, we will deem the Annuitant to be the last survivor and pay the proceeds to any remaining Beneficiary, or if none, to any remaining contingent Beneficiary, or if none, to the Owner.
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation") subject to our rules and subject to our receipt of Due Proof of Death. The Account Value (which may be based on the Interim Value for amounts held in the Index Strategies) as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. During the Savings Stage of the Benefit, any amount added to the Account Value will be allocated to the Variable Investment Sub-account on a proportional basis or to the Holding Account if no Variable Investment Sub-account has value. The spouse may transfer to the Variable Investment Sub-account at any time or to a new Index Strategy on the next Index Anniversary Date. During the Income Stage of the Benefit, any increase to the Account Value resulting from payment of the Death Benefit that exceeds the Account Value will be allocated to the Holding Account. The spouse who continues the Annuity must transfer available Account Value in the Holding Account to a new Index Strategy on the next Index Anniversary Date. If no instructions are received prior to the next Index Anniversary Date, we will allocate any remaining Account Value in the Holding Account proportionally to the Index Strategies to which your Account Value is then allocated.
Upon Spousal Continuation, the Account Value is increased to the Return of Purchase Payment Amount, if greater.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Account Value on the date we receive Due Proof of Death.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately. Spousal continuation is only permitted once under the Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuity owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Non-Qualified Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:
1.within five (5) years of the date of death (the “five-year deadline”); or
2.as a series of Annuity Payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Annuity Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
3.If the Beneficiary is the surviving spouse of the Owner, the spouse may elect to continue the Annuity.
The Owner may elect the method of payment to each Beneficiary, subject to our then current rules, prior to the date of death of the decedent. When no such election is made as to a specific Beneficiary, such Beneficiary must elect the method of payment within 60 days of the date we receive all required documentation in Good Order in order to pay the Death Benefit to that Beneficiary. If no election is made within 60 days, the default will be distribution within five years of the date of death of the decedent as noted in (a) above. If the Beneficiary is the surviving spouse of the owner, the spouse may elect to continue the Annuity under (c) above.
The Owner may elect to have any amount of the proceeds due to a Beneficiary applied under any of the Annuity Options described in the “Annuity Options” section, or any other option we then make available. If you make such an election, a Beneficiary may not alter such an election. However, if you have not previously made such an election, a Beneficiary may make such an election as to the proceeds due that Beneficiary. The Beneficiary will be the “measuring life” for determining the amount of any annuity payments dependent on the continuation of life. We may require evidence satisfactory to us of the age of the measuring life prior to commencement of any annuity payments.
In the event of death on or after the Annuity Date, we distribute any payments due subsequent to an Owner’s or Annuitant’s death at least as rapidly as under the method of distribution in effect as of the date of such Owner’s or Annuitant’s death.
Alternative Death Benefit Payment Options – Annuity Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023, and we reserve our rights to implement any final regulations addressing the requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances.
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time or death in addition to meeting the Qualified Ten-Year Deadline.
•“Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the “eligible designated Beneficiary” (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an “eligible designated Beneficiary” shall be made as of the date of your death.
•If the “eligible designated Beneficiary” does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, if your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
DEATH BENEFITS UNDER THE INDEX LINKED VARIABLE INCOME BENEFIT
Death of the Protected Life During the Savings Stage. Upon receipt of Due Proof of Death of the Protected Life, the Benefit will terminate and the Death Benefit provision of your Annuity and any Death Benefit Rider made a part of your Annuity will apply. If Spousal Continuation occurs under the terms of the Annuity, the Benefit will remain in force unless we are instructed otherwise and the spouse who continues the Annuity and the Benefit becomes the Joint Protected Life. If this occurs, the Income Percentage and Income Deferral Rate will be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives as of the Index Effective Date.
Death of the Joint Protected Life During the Savings Stage. The Benefit will remain in force unless we are instructed otherwise or if the death of the Joint Protected Life would cause the Death Benefit provision of the Annuity to apply and Spousal Continuation does not occur under the terms of the Annuity. Otherwise, the Annual Income Amount will continue to be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives and no changes to the Joint Protected Lives are permitted.
Death of the Protected Life During the Income Stage. Upon receipt of Due Proof of Death of the single Protected Life, the Benefit will terminate and the Death Benefit provision of your Annuity and any Death Benefit made a part of your Annuity will apply.
Death of the Joint Protected Life During the Income Stage. The Benefit will remain in force unless we are instructed otherwise or if the death of the Joint Protected Life would cause the Death Benefit provision of the Annuity to apply and Spousal Continuation does not occur under the terms of the Annuity. Otherwise, the Annual Income Amount will continue to be based on the applicable Joint Protected Life Income Percentage correlated with the age of the younger of the Joint Protected Lives and no changes to the Joint Protected Lives are permitted.
Any withdrawals reduce the Return of Purchase Payment portion of the Death Benefit proportionally. A charge for the Benefit is not considered a withdrawal and should not reduce the Return of Purchase Payment portion of the Death Benefit.

Calculation Method of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
1.The Return of Purchase Payments Amount, defined below; AND
2.The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.
The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 x (1- 15.25%))
Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal:$80,000 ($100,000 x (1 - 20%))